Fair value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earning assets
Loans held for investment, net	$ 8,541,919	$ 7,369,727
Cash and cash equivalents	2,182,865	1,599,082
Available for sale investments	102,105	594,747
Accrued interest receivable	356,283	234,797
Derivative instruments	612	31,278	49,931
Total earning assets	11,183,784	9,829,631
Interest-bearing liabilities
Accrued interest payable	13,119	12,880
Total interest-bearing liabilities	9,027,114	7,528,817
Excess of net asset fair value over carrying value	598,097	863,669
Money market, savings and NOW accounts
Interest-bearing liabilities
Deposits	4,029,881	3,030,729
Certificates of Deposit
Interest-bearing liabilities
Deposits	4,984,114	4,485,208
Difference
Earning assets
Loans held for investment, net	610,542	882,273
Cash and cash equivalents	0	0
Available for sale investments	0	0
Accrued interest receivable	0	0
Derivative instruments	0	0
Total earning assets	610,542	882,273
Interest-bearing liabilities
Accrued interest payable	0	0
Total interest-bearing liabilities	(12,445)	(18,604)
Difference | Money market, savings and NOW accounts
Interest-bearing liabilities
Deposits	0	0
Difference | Certificates of Deposit
Interest-bearing liabilities
Deposits	(12,445)	(18,604)
Carrying Value
Earning assets
Loans held for investment, net	7,931,377	6,487,454
Cash and cash equivalents	2,182,865	1,599,082
Available for sale investments	102,105	594,747
Accrued interest receivable	356,283	234,797
Derivative instruments	612	31,278
Total earning assets	10,573,242	8,947,358
Interest-bearing liabilities
Accrued interest payable	13,119	12,880
Total interest-bearing liabilities	9,014,669	7,510,213
Carrying Value | Money market, savings and NOW accounts
Interest-bearing liabilities
Deposits	4,029,881	3,030,729
Carrying Value | Certificates of Deposit
Interest-bearing liabilities
Deposits	$ 4,971,669	$ 4,466,604